Issued share capital, share premium account and share options - Range of exercise price (Details) € / shares in Units, € in Millions, Options in Millions	12 Months Ended
	Mar. 31, 2021 EUR (€) Options € / shares	Mar. 31, 2020 EUR (€) Options € / shares	Mar. 31, 2019 EUR (€) Options € / shares	Mar. 31, 2018 Options € / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted-average exercise price | € / shares	€ 9.83	€ 9.57	€ 9.38	€ 7.70
Number of options outstanding | Options	30.0	34.8	39.8	20.1
Weighted average remaining contractual life	4 years 1 month 6 days
Share based payments | €	€ 3.6	€ 7.0	€ 7.7
Exercise price of 6.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 6.25
Number of options outstanding | Options	3.6
Weighted average remaining contractual life	1 year 3 months 18 days
Exercise price of 6.74 [Member
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 6.74
Number of options outstanding | Options	2.2
Weighted average remaining contractual life	1 year 6 months
Exercise price of 8.35
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 8.35
Number of options outstanding | Options	5.0
Weighted average remaining contractual life	1 year 7 months 6 days
Exercise price of 11.12
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 11.12
Number of options outstanding | Options	17.4
Weighted average remaining contractual life	5 years 10 months 24 days
Exercise price of 12.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 12.00
Number of options outstanding | Options	1.6
Weighted average remaining contractual life	3 years 4 months 24 days
Exercise price of 14.40
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 14.40
Number of options outstanding | Options	0.1
Weighted average remaining contractual life	4 years 1 month 6 days
Exercise price of 17.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 17.55
Number of options outstanding | Options	0.1
Weighted average remaining contractual life	1 year 3 months 18 days